Pension arrangements (Details) - Football League Pension and Life Assurance Scheme	1 Months Ended	6 Months Ended
	Sep. 30, 2021	Dec. 31, 2020 GBP (£) item	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Aug. 31, 2017 GBP (£)
Pension arrangements
Number of participating employers | item		92
Total deficit on actuarial valuation					£ 30,400,000
Contribution to current accrual of benefits		£ 0
Total contributions paid by Group based on actuarial valuation		506,000
Percentage of increase in contributions	5.00%
Present value of outstanding contributions to pension arrangements		1,503,000
Less than 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		502,000	£ 488,000	£ 474,000
Due after 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		£ 1,001,000	£ 1,257,000	£ 1,503,000